Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Bad debt provision	$ 9,111	$ 8,563	$ 9,078
VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	10,003	11,801
Bad debt provision	8,209	7,055
Write-offs	(9,999)	(9,595)
Other/Contractual adjustments	1,274	742
Ending Balance	9,487	10,003
VITAS [Member] | Medicare [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	4,917	6,968
Bad debt provision	1,393	315
Write-offs	(2,496)	(2,368)
Other/Contractual adjustments	397	2
Ending Balance	4,211	4,917
VITAS [Member] | Medicaid [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	3,097	2,804
Bad debt provision	4,794	4,323
Write-offs	(3,787)	(4,030)
Other/Contractual adjustments	130
Ending Balance	4,234	3,097
VITAS [Member] | Commercial [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	1,569	1,223
Bad debt provision	2,034	2,245
Write-offs	(2,956)	(1,915)
Other/Contractual adjustments	542	16
Ending Balance	1,189	1,569
VITAS [Member] | Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	420	806
Bad debt provision	(12)	172
Write-offs	(760)	(1,282)
Other/Contractual adjustments	205	724
Ending Balance	$ (147)	$ 420